Note 6 - Deferred Charges, Net (Details) - Summary of Deferred Charges (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of Deferred Charges [Abstract]
Balance,	$ 338,431	$ 318,578
Amortization of loan arrangement fees	(137,032)	(145,825)
Deferred offering expenses	(165,678)	165,678
Loan arrangement fees	299,900
Balance,	$ 335,621	$ 338,431